Equity (Details)									1 Months Ended	12 Months Ended
	Oct. 19, 2023 USD ($) shares	Sep. 29, 2023 shares	Jul. 18, 2023	Jul. 06, 2023 shares	Feb. 15, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Oct. 31, 2022 USD ($)	May 31, 2022 shares	Jan. 31, 2021	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) Shares $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jul. 06, 2022	Jun. 24, 2022	Nov. 10, 2021 $ / shares shares
Equity [Line Items]
Percentage of equity interest										100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Shares outstanding (in Shares)										14,391,141	14,391,141	14,391,141	14,391,141	14,391,141	14,391,141
Exchange ratio				94:1						94:1
Non-dilutable free-carried interest			100.00%						16.00%
Investment in equity | $							$ 50,000,000
Stock issued | $					$ 50,000,000					$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Equity issuance cost | $					$ 2,500,000											$ 1,258	$ 10,999,630
Shares issued (in Shares)						58,300,082				78,269,952	78,269,952	78,269,952	78,269,952	78,269,952	78,269,952	58,300,082	58,300,082			150
Price per share (in Dollars per share) | $ / shares										$ 10	$ 10	$ 10	$ 10	$ 10	$ 10					$ 1
Fair value of restricted stock as expenses | $																	$ 9,525,000
Weighted remaining contractual life																7 years 8 months 8 days
Fair value of restricted stock. | $						$ 14,379,698										$ 14,379,698
Exchanged for restricted stock units (in Shares)								30,000
Shares purchased (in Shares)										7,996,154	7,996,154	7,996,154	7,996,154	7,996,154	7,996,154
Share options exercisable (in Shares)											18,054
Share vested (in Shares)																	11,916
Percentage of vested units																	66.70%
Share options recognized expense | $																	$ 463,094
Fair value of share options | $																$ 11,103,650	$ 463,094
Share options granted															26,797,052
Exercise prices (in Dollars per share) | $ / shares										$ 74.58	$ 74.58	$ 74.58	$ 74.58	$ 74.58	$ 74.58
Volume-weighted average price, description										(i) $14.00 per share for any 20-trading days within a 30- trading day period (“Trigger Event 1”) and (ii) $16.00 for any 20 trading days within a 30-trading day period (“Trigger Event 2”).
Shares issued and outstanding (in Shares)										1,725,000	1,725,000	1,725,000	1,725,000	1,725,000	1,725,000
Average price of earnout shares (in Dollars per share) | $ / shares										$ 9.91	$ 9.91	$ 9.91	$ 9.91	$ 9.91	$ 9.91
Warrants received (in Shares)		667,500									667,500
Price per warrant unit. (in Dollars per share) | $ / shares													0.57
Warrants received | $	$ 878,025											$ 878,025
Exercise of warrants (in Shares)	76,350
Public Warrants [Member]
Equity [Line Items]
Price per warrant unit. (in Dollars per share) | $ / shares													1.05
Bottom of Range [Member]
Equity [Line Items]
Non-dilutable free-carried interest						8.90%
Exercise prices (in Dollars per share) | $ / shares										58.16	$ 58.16	$ 58.16	58.16	58.16	58.16
Top of Range [Member]
Equity [Line Items]
Non-dilutable free-carried interest					17.00%
Exercise prices (in Dollars per share) | $ / shares										$ 101.78	$ 101.78	$ 101.78	$ 101.78	$ 101.78	$ 101.78
Lifezone Limited [Member]
Equity [Line Items]
Shares outstanding (in Shares)										620,290	620,290	620,290	620,290	620,290	620,290
Exchange ratio										94:1
Shares issued (in Shares)										500,000	500,000	500,000	500,000	500,000	500,000
Shares purchased (in Shares)				1,560,396						2,819,653	2,819,653	2,819,653	2,819,653	2,819,653	2,819,653
Restricted share units [member]
Equity [Line Items]
Shares outstanding (in Shares)										18,054	18,054	18,054	18,054	18,054	18,054
Weighted remaining contractual life																9 years	10 years
Restricted stock units (in Shares)						150										150
TNCL [Member]
Equity [Line Items]
Non-dilutable free-carried interest									16.00%
Lifezone Limited [Member]
Equity [Line Items]
Percentage of equity interest																			100.00%
Lifezone Holdings Limited [Member]
Equity [Line Items]
Percentage of equity interest																		100.00%
Warrant reserve [member]
Equity [Line Items]
Equity issuance cost | $
Exercise prices (in Dollars per share) | $ / shares										$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Warrants received | $												$ 14,409,832